Financial instruments and risk management (Details 6) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 1,121,020	$ 978,600	$ 1,244,053
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,127,841	970,292	1,242,614
Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	(6,821)	8,308	1,244
Interest rate derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value			195
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	969,309	970,292	1,242,614
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	969,309	970,292	1,242,614
Level 1 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 1 of fair value hierarchy [member] | Interest rate derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value			0
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	151,711	8,308	1,439
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	158,532	0	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	(6,821)	8,308	1,244
Level 2 of fair value hierarchy [member] | Interest rate derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value			195
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 0	$ 0	0
Level 3 of fair value hierarchy [member] | Interest rate derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value			$ 0